Combined Carve-out Balance Sheet - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents (Note 2)	$ 211,845	$ 4
Margin deposits (Note 16)	10,825	0
Inventories (Note 4)	14,217	0
Fair value of derivatives (Notes 16 and 18)	268	0
Insurance claims receivable	4,785	0
Prepayments and other assets	24,668	0
Total current assets	293,649	6
FIXED ASSETS, NET:
Vessels, net (Note 5)	565,547	0
Total fixed assets, net	565,547	0
NON-CURRENT ASSETS:
Deferred charges, net (Note 6)	18,357	0
Restricted cash, non-current (Note 2)	3,650	2,100
Operating leases, right-of-use assets (Note 8)	41,667	0
Total assets	929,423	2,106
CURRENT LIABILITIES:
Current portion of long-term debt, net of deferred financing costs (Note 7)	14,995	0
Operating lease liabilities, current portion (Note 8)	39,155	0
Accrued liabilities	9,732	0
Unearned revenue (Note 9)	11,911	0
Fair value of derivatives (Notes 13 and 14)	825	0
Other current liabilities	15,385	0
Total current liabilities	123,176	2,100
NON-CURRENT LIABILITIES:
Long-term debt, net of current portion and deferred financing costs (Note 7)	140,599	0
Total non-current liabilities	140,599	0
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY:
Common stock (par value $0.0001, 1,000,000,000 common shares authorized as of December 31, 2024 and 2025. 10,000 and 24,362,000 shares issued; and 10,000 and 24,180,472 shares outstanding as of December 31, 2024 and 2025, respectively) (Note 11)	2	0
Additional paid-in capital	702,992	0
Retained earnings / (Accumulated deficit)	(37,346)	6
Total stockholders' equity	665,648	6
Total liabilities and stockholders' equity	929,423	2,106
Nonrelated Party [Member]
CURRENT ASSETS:
Accounts receivable, net (Note 3)	22,597	2
NON-CURRENT ASSETS:
Accounts receivable, non-current	5,503	0
CURRENT LIABILITIES:
Accounts payable	26,028	0
Related Party [Member]
CURRENT ASSETS:
Accounts receivable, net (Note 3)	4,444	0
NON-CURRENT ASSETS:
Accounts receivable, non-current	1,050	0
CURRENT LIABILITIES:
Accounts payable	5,145	2,100
Costamare Bulkers Holdings Limited Predecessor [Member]
CURRENT ASSETS:
Cash and cash equivalents (Note 2)		49,858
Restricted cash (Note 2(e))		941
Margin deposits (Note 16)		45,221
Inventories (Note 4)		44,500
Fair value of derivatives (Notes 16 and 18)		197
Insurance claims receivable		2,842
Prepayments and other assets		49,796
Total current assets		240,017
FIXED ASSETS, NET:
Vessels, net (Note 5)		671,844
Total fixed assets, net		671,844
NON-CURRENT ASSETS:
Deferred charges, net (Note 6)		19,119
Fair value of derivatives, non-current (Notes 13 and 14)		147
Restricted cash, non-current (Note 2)		9,236
Operating leases, right-of-use assets (Note 8)		297,975
Total assets		1,240,998
CURRENT LIABILITIES:
Operating lease liabilities, current portion (Note 8)		205,172
Accrued liabilities		11,906
Unearned revenue (Note 9)		22,911
Fair value of derivatives (Notes 13 and 14)		14,465
Other current liabilities		3,902
Total current liabilities		420,657
NON-CURRENT LIABILITIES:
Long-term debt, net of current portion and deferred financing costs (Note 7)		305,724
Operating lease liabilities, non-current portion		87,424
Fair value of derivatives, non-current portion (Notes 13 and 14)		5,174
Total non-current liabilities		398,322
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY:
Common stock (par value $0.0001, 1,000,000,000 common shares authorized as of December 31, 2024 and 2025. 10,000 and 24,362,000 shares issued; and 10,000 and 24,180,472 shares outstanding as of December 31, 2024 and 2025, respectively) (Note 11)		250
Additional paid-in capital		207,284
Net Parent Investment (Note 9)		312,546
Retained earnings / (Accumulated deficit)		(98,061)
Total stockholders' equity	$ 599,318	422,019
Total liabilities and stockholders' equity		1,240,998
Costamare Bulkers Holdings Limited Predecessor [Member] | Nonrelated Party [Member]
CURRENT ASSETS:
Accounts receivable, net (Note 3)		39,648
NON-CURRENT ASSETS:
Accounts receivable, non-current		1,610
CURRENT LIABILITIES:
Current portion of long-term debt, net of deferred financing costs (Note 7)		30,505
Accounts payable		41,477
Costamare Bulkers Holdings Limited Predecessor [Member] | Related Party [Member]
CURRENT ASSETS:
Accounts receivable, net (Note 3)		7,014
NON-CURRENT ASSETS:
Accounts receivable, non-current		1,050
CURRENT LIABILITIES:
Current portion of long-term debt, net of deferred financing costs (Note 7)		85,000
Accounts payable		$ 5,319